CHESAPEAKE INVESTMENT TRUST

March 4, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Chesapeake Investment Trust

File Nos. 811-07324; 033-53800

Definitive Prospectus

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Chesapeake Investment Trust (the “Registrant”) certifies that:

(1)	the Prospectus for Chesapeake Investment Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 67) to the Registrant’s Registration Statement; and
(2)	the text of the most recent Post-Effective Amendment was filed electronically on February 27, 2026.

Please direct any comments or questions to the undersigned at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Secretary